Property, Plant and Equipment - Summary of Movement in Property, Plant and Equipment (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	R$ 3,775	R$ 3,940	R$ 5,544
Addition	83	120	126
Jaguara, Miranda and Volta Grande Plants	(876)
Disposal	(27)	(56)	(20)
Transfer of assets to Alianca Geracao de Energia			(631)
Indemnity receivable			(546)
Depreciation	(205)	(234)	(315)
Transfers to other long term assets			(223)
Transfers / capitalizations	12	5	5
Property plant and equipment, Ending balance	2,762	3,775	3,940
Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	3,637	3,750	5,309
Jaguara, Miranda and Volta Grande Plants	(876)
Disposal	(10)	(43)	(16)
Transfer of assets to Alianca Geracao de Energia			(628)
Indemnity receivable			(545)
Depreciation	(205)	(234)	(314)
Transfers to other long term assets			(201)
Transfers / capitalizations	110	164	145
Property plant and equipment, Ending balance	2,656	3,637	3,750
Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	279	279	372
Jaguara, Miranda and Volta Grande Plants	(61)
Disposal	(1)		(12)
Transfer of assets to Alianca Geracao de Energia			(41)
Indemnity receivable			(16)
Depreciation	(6)		(3)
Transfers to other long term assets			(17)
Transfers / capitalizations			(4)
Property plant and equipment, Ending balance	211	279	279
Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	1,761	1,830	2,261
Jaguara, Miranda and Volta Grande Plants	(441)
Disposal	(4)
Transfer of assets to Alianca Geracao de Energia			(163)
Indemnity receivable			(46)
Depreciation	(85)	(99)	(127)
Transfers to other long term assets			(102)
Transfers / capitalizations	3	30	7
Property plant and equipment, Ending balance	1,234	1,761	1,830
Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	418	437	609
Jaguara, Miranda and Volta Grande Plants	(69)
Disposal		(1)	(1)
Transfer of assets to Alianca Geracao de Energia			(116)
Indemnity receivable			(17)
Depreciation	(20)	(23)	(32)
Transfers to other long term assets			(13)
Transfers / capitalizations	2	5	7
Property plant and equipment, Ending balance	331	418	437
Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	1,172	1,192	2,053
Jaguara, Miranda and Volta Grande Plants	(305)
Disposal	(5)	(42)	(3)
Transfer of assets to Alianca Geracao de Energia			(308)
Indemnity receivable			(466)
Depreciation	(93)	(110)	(149)
Transfers to other long term assets			(69)
Transfers / capitalizations	105	132	134
Property plant and equipment, Ending balance	874	1,172	1,192
Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	4	8	9
Depreciation	(1)	(2)	(3)
Transfers / capitalizations		(2)	2
Property plant and equipment, Ending balance	3	4	8
Investment Property Completed [member] | Fixtures And Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	3	4	5
Transfers / capitalizations		(1)	(1)
Property plant and equipment, Ending balance	3	3	4
Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	138	190	235
Addition	83	120	126
Disposal	(17)	(13)	(4)
Transfer of assets to Alianca Geracao de Energia			(3)
Indemnity receivable			(1)
Depreciation			(1)
Transfers to other long term assets			(22)
Transfers / capitalizations	(98)	(159)	(140)
Property plant and equipment, Ending balance	R$ 106	R$ 138	R$ 190